Commitments (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2020 USD ($) Demand $ / shares shares	Sep. 30, 2020 USD ($) Demand $ / shares
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | Demand	3	3
Cash underwriting discount (as a percent)	0.20%	2.00%
Cash underwriting discount paid, net of expenses reimbursed		$ 12,900,000
Expenses reimbursed by the underwriter	$ 900,000	$ 900,000
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 21,000,000	$ 24,150,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Deferred underwriting fee payable	$ 24,150,000
Number of shares issued (in shares) | shares	9,000,000
Expiration period for purchase of underwriting options	45 days
Cash underwriting discount payable, net of expenses reimbursed	$ 13,800,000
IPO [Member]
Loss Contingencies [Line Items]
Expenses reimbursed by the underwriter		$ 900,000
Cash underwriting discount payable, net of expenses reimbursed	$ 12,000,000